Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Comprehensive Income [Abstract]
Net income	$ 15.9	$ (14.0)	$ 22.7	$ 19.9	$ 9.0	$ 5.2	$ 15.8	$ 16.1	$ 7.4	$ 37.6	$ 44.5	$ 21.4
Changes in other comprehensive income (loss):
Currency translation adjustment	5.5				6.9					(2.5)	11.5	24.0
Unrecognized pension transition asset, net of tax of $(0.1), $(0.1) and $(0.1)	0.1				0					(0.2)	(0.2)	(0.2)
Unrecognized pension prior service cost, net of tax of $0.0, $0.1 and $0.0										0.1	0.2	(0.1)
Unrecognized pension net (loss) gain, net of tax of $(9.2), $(0.6) and $2.5	1.3				0.9					(14.9)	(0.7)	1.9
Total comprehensive income	22.6				16.8					20.1	55.3	47.0
Comprehensive income attributable to noncontrolling interests	0.3				0.2					1.2	0.7	3.5
Comprehensive income attributable to Koppers	$ 22.3				$ 16.6					$ 18.9	$ 54.6	$ 43.5